Related Party Transactions	12 Months Ended
May 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 19: RELATED PARTY TRANSACTIONS

Our Chairman, President and Chief Executive Officer, Frederick W. Smith, currently holds an approximate 10% ownership interest in the National Football League Washington Redskins professional football team and is a member of its board of directors. FedEx has a multi-year naming rights agreement with Washington Football, Inc. granting us certain marketing rights, including the right to name the stadium where the team plays and other events are held “FedExField.”